Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Current Income Tax Expense (Benefit) [Abstract]
United States - Federal	$ 45.1	$ 72.8	$ 34.0
State	6.4	6.5	4.6
Foreign	66.1	80.1	79.8
Total current	117.6	159.4	118.4
Deferred Income Tax Expense (Benefit) [Abstract]
United States - Federal	37.0	(2.9)	36.4
State	2.4	(0.2)	2.4
Foreign	3.9	0.2	(12.4)
Total deferred	43.3	(2.9)	26.4
Income tax expense (benefit)	160.9	156.5	144.8
Pre-tax Earnings [Abstract]
United States	247.3	178.3	191.6
Foreign	320.6	387.1	214.4
Earnings before income taxes	567.9	565.4	406.0
Income Tax Reconciliation ($) [Abstract]
Computed tax at federal statutory rate ($)	198.8	197.9	142.1
State income taxes, net of federal tax benefit ($)	5.5	4.1	4.5
Foreign tax less than the federal rate ($)	(47.1)	(55.6)	(15.9)
Adjustments to prior years' tax accruals ($)	(8.3)	(7.0)	(1.7)
Other taxes including repatriation of foreign earnings ($)	17.4	16.2	15.3
Nontaxable share income ($)	(5.4)	(2.0)	0.2
Other, net ($)	0	2.9	0.3
Tax Rate Reconciliation (%) [Abstract]
Computed tax at federal statutory rate (%)	35.00%	35.00%	35.00%
State income taxes, net of federal tax benefit (%)	1.00%	0.70%	1.10%
Foreign tax less than the federal rate (%)	(8.30%)	(9.80%)	(3.90%)
Adjustments to prior years' tax accruals (%)	(1.50%)	(1.20%)	(0.40%)
Other taxes including repatriation of foreign earnings (%)	3.10%	2.90%	3.80%
Nontaxable share income (%)	(1.00%)	(0.40%)	0.00%
Other, net (%)	0.00%	0.50%	0.10%
Total (%)	28.30%	27.70%	35.70%
Components of Deferred Tax Liabilities [Abstract]
Depreciation and property differences	(83.8)	(101.1)
Intangible assets	(580.7)	(574.3)
Other tax liabilities	(8.5)	(6.4)
Gross deferred tax liabilities	(673.0)	(681.8)
Components of Deferred Tax Assets [Abstract]
Accrued liabilities	104.4	105.7
Deferred and stock-related compensation	102.5	103.6
Tax loss carryforwards and tax credits	10.4	13.9
Intangible assets	17.1	17.3
Postretirement benefits other than pensions	2.6	11.6
Pension plans	81.3	155.3
Inventory differences	28.6	31.7
Other tax assets	5.6	6.6
Gross deferred tax assets	352.5	445.7
Valuation allowance	(9.5)	(11.9)
Net deferred tax liabilities	(330.0)	(248.0)
Operating Loss Carryforwards and Tax Credit Expiration [Abstract]
Tax loss carryforwards and tax credits	9.8
Undistributed Earnings of Foreign Subsidiaries	1,460
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range of Change, Lower Bound	170
Unrecognized Tax Benefits [Roll Forward]
Unrecognized tax benefits, beginning of year	37.3	41.0	41.2
Additions based on current year tax positions	3.4	3.3
Reductions for prior year tax positions	(0.3)	(0.8)
Settlements with taxing authorities/statute expirations	(6.8)	(2.7)
Unrecognized tax benefits, end of year	37.3	41.0	41.2
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	31.9
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued [Abstract]
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	9.6	9.0
Unrecognized Tax Benefits, Income Tax Penalties Accrued	$ 2.8	$ 2.8
Number of Foreign Jurisdictions Where Taxes Are Filed	50